OTHER LONG-TERM OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities Noncurrent Disclosure [Abstract]
Schedule Of Other Liabilities Noncurrent [Table Text Block]

The components of other long-term obligations are as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Restructuring (note 24)	$–	$–	$0.1
Environmental and remedial	5.8	5.9	8.0
Lease obligation – paper recycling – long term	–	–	7.8
Other	3.1	3.1	3.3
	$8.9	$9.0	$19.2

Schedule of Asset Retirement Obligations [Table Text Block]

The following table provides a reconciliation of the company’s asset retirement obligations.

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Balance, beginning of period	$6.2	$8.5	$7.9
Liabilities settled	(0.1)	–	(0.7)
Liabilities derecognized	–	(2.3)	–
Accretion expense	–	–	0.1
Revised estimates of future cash flows	–	–	1.2
Balance, end of period	$6.1	$6.2	$8.5

Asset Retirement Obligations Classification [Table Text Block]

The balance sheet classification for asset retirement obligations is as follows:

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31
	2012	2012	2011
Other long-term obligations	$5.8	$5.9	$8.0
Accounts payable and accrued liabilities	0.3	0.3	0.5
	$6.1	$6.2	$8.5